Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
ASSETS
Cash and due from banks	$ 5,517	$ 6,437
Interest-bearing deposits with banks	115,623	169,930
Cash and interest bearing deposits with banks	121,140	176,367
Trading loans, securities, and other	205,679	175,770
Non-trading financial assets at fair value through profit or loss	6,369	5,869
Derivatives	75,950	78,061
Financial assets designated at fair value through profit or loss	6,576	6,417
Financial assets at fair value through other comprehensive income	122,894	93,897
Total trading and non trading financial assets	417,468	360,014
Debt securities at amortized cost, net of allowance for credit losses	245,525	271,615
Securities purchased under reverse repurchase agreements	228,280	208,217
Loans
Residential mortgages	315,931	331,649
Consumer instalment and other personal	245,935	228,382
Credit card	41,596	40,639
Business and government	341,310	356,973
Total loans	944,772	957,643
Allowance for loan losses	(8,682)	(8,094)
Loans, net of allowance for loan losses	936,090	949,549
Other
Investment in Schwab	0	9,024
Goodwill	18,775	18,851
Other intangibles	3,296	3,044
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,850	9,837
Deferred tax assets	5,786	4,937
Amounts receivable from brokers, dealers, and clients	19,298	22,115
Other assets	29,654	28,181
Total other miscellaneous assets	86,659	95,989
Total assets	2,035,162	2,061,751
LIABILITIES
Trading deposits	33,102	30,412
Derivatives	72,030	68,368
Securitization liabilities at fair value	23,340	20,319
Financial liabilities designated at fair value through profit or loss	194,626	207,914
Total financial liabilities other than non-trading deposits and other	323,098	327,013
Deposits
Personal	650,185	641,667
Banks	33,307	57,698
Business and government	573,430	569,315
Total deposits, other than trading	1,256,922	1,268,680
Other
Obligations related to securities sold short	40,658	39,515
Obligations related to securities sold under repurchase agreements	207,858	201,900
Securitization liabilities at amortized cost	13,599	12,365
Amounts payable to brokers, dealers, and clients	19,846	26,598
Insurance contract liabilities	7,106	7,169
Other liabilities	30,185	51,878
Total other miscellaneous liabilities	319,252	339,425
Subordinated notes and debentures	10,496	11,473
Total liabilities	1,909,768	1,946,591
EQUITY
Contributed surplus	243	204
Retained earnings	78,749	70,826
Accumulated other comprehensive income (loss)	10,737	7,904
Total equity	125,394	115,160
Total liabilities and equity	2,035,162	2,061,751
Common shares [member]
EQUITY
Issued capital	24,971	25,373
Treasury shares	(92)	(17)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	10,788	10,888
Treasury shares	(2)	$ (18)
Total equity	$ 10,788